Received SEC

MAR 07 2017

Washington, DC 20549

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTIFICATES
001-38025

By Electronic Mail

March 7, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

17010331

Dear Mr. Thomas:

This is to certify that on March 7, 2017 The Nasdaq Stock Market (the "Exchange") received from Matlin & Partners Acquisition Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A Common Stock, and one Warrant

Class A Common Stock, par value $0.0001 per share

Warrants, each warrant exercisable for one-half of one share of Class A Common Stock at an exercise price of $5.75 per half share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery